Investment	12 Months Ended
Apr. 30, 2021
Disclosure Of Investment [Abstract]
INVESTMENT
8.	INVESTMENT

Investment consists of a 29% (2020 – 29%) interest in QVQ Holding B.V. (“QVQ”), which is recorded using the equity method, being the best approximation of the investment’s fair value.  Judgment is required as to the extent of influence that the Company has over QVQ.  The Company considered the extent of voting power over the entity, the power to participate in financial and operating policy decisions of the entity, representation on the board of directors, material transactions between the entities, interchange of management personnel, and provision of essential technical information.   The Company has determined that the Company is not considered to have significant influence over QVQ, as the Company does not have the power to participate in financial and operating policy decisions, does not have representation on the Board of Directors of QVQ, and the majority of the common shares are held by QVQ management.